Segment Information Financial Information Related to Company's Reportable Segments (Details) $ in Millions		12 Months Ended
		Sep. 30, 2015 USD ($) Segment	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Segment Information [Line Items]
Number of reportable segments | Segment		7
Net Sales		$ 37,179	$ 38,749	$ 37,145
Segment Income		3,258	2,721	2,511
Net financing charges		(288)	(244)	(247)
Restructuring and impairment costs		397	324	903
Net mark-to-market adjustments on pension and postretirement plans		422	237	(407)
Income from continuing operations before income taxes		2,151	1,916	1,768
Total assets		29,595	32,785	31,643
Assets held for sale		55	2,787	804
Depreciation and amortization		860	955	952
Capital expenditures		1,135	1,199	1,377
Building Efficiency
Segment Information [Line Items]
Net Sales		10,510	10,085	10,326
Segment Income		923	817	845
Total assets		9,383	9,558	9,106
Depreciation and amortization		197	160	144
Capital expenditures		268	239	198
Building Efficiency | Building Efficiency Systems and Service North America
Segment Information [Line Items]
Net Sales		4,184	4,098	4,238
Segment Income	[1]	375	354	365
Restructuring and impairment costs		2	12	35
Total assets		2,332	2,341	2,315
Depreciation and amortization		32	32	38
Capital expenditures		22	27	6
Building Efficiency | Building Efficiency Products North America
Segment Information [Line Items]
Net Sales		2,450	1,807	1,489
Segment Income	[2]	306	238	209
Restructuring and impairment costs		2	7	28
Total assets		4,193	4,157	1,996
Depreciation and amortization		119	79	47
Capital expenditures		160	123	77
Building Efficiency | Global Workplace Solutions
Segment Information [Line Items]
Total assets	[3]	0	0	1,286
Capital expenditures		16	16	7
Building Efficiency | Building Efficiency Asia
Segment Information [Line Items]
Net Sales		1,985	2,077	2,023
Segment Income	[4]	191	270	233
Restructuring and impairment costs		7	4	5
Total assets		1,387	1,418	1,416
Depreciation and amortization		27	24	26
Capital expenditures		32	39	88
Building Efficiency | Building Efficiency Rest of World
Segment Information [Line Items]
Net Sales		1,891	2,103	2,576
Segment Income	[5]	51	(45)	38
Restructuring and impairment costs		27	119	70
Total assets		1,471	1,642	2,093
Depreciation and amortization		19	25	33
Capital expenditures		38	34	20
Automotive Experience
Segment Information [Line Items]
Net Sales		20,079	22,032	20,461
Segment Income		1,182	852	667
Total assets		9,876	9,290	11,635
Depreciation and amortization		366	456	470
Capital expenditures		558	632	754
Automotive Experience | Seating
Segment Information [Line Items]
Net Sales		16,539	17,531	16,285
Segment Income	[6]	928	853	686
Restructuring and impairment costs		182	29	152
Total assets		8,611	8,969	9,763
Depreciation and amortization		345	328	354
Capital expenditures		437	420	467
Automotive Experience | Interiors
Segment Information [Line Items]
Net Sales		3,540	4,501	4,176
Segment Income	[7]	254	(1)	(19)
Restructuring and impairment costs			130	560
Total assets	[3]	1,265	321	1,872
Depreciation and amortization		21	128	116
Capital expenditures		121	181	235
Automotive Experience | Automotive Experience Electronics
Segment Information [Line Items]
Capital expenditures		0	31	52
Power Solutions
Segment Information [Line Items]
Net Sales		6,590	6,632	6,358
Segment Income	[8]	1,153	1,052	999
Restructuring and impairment costs		11	16	36
Total assets		6,590	6,888	7,459
Depreciation and amortization		297	315	272
Capital expenditures		309	328	425
Unallocated
Segment Information [Line Items]
Total assets		3,691	4,262	2,639
Discontinued Operations
Segment Information [Line Items]
Depreciation and amortization		$ 0	$ 24	$ 66

[1]	Building Efficiency - Systems and Service North America segment income for the years ended September 30, 2015, 2014 and 2013 excludes $2 million, $12 million and $35 million, respectively, of restructuring and impairment costs.
[2]	Building Efficiency - Products North America segment income for the years ended September 30, 2015, 2014 and 2013 excludes $2 million, $7 million and $28 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Products North America segment income includes $9 million, $7 million and $5 million, respectively, of equity income.
[3]	Current year and prior year amounts exclude assets held for sale. Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's disposal groups classified as held for sale.
[4]	Building Efficiency - Asia segment income for the years ended September 30, 2015, 2014 and 2013 excludes $7 million,$4 million and $5 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2014 and 2013, Asia segment income includes $21 million and $2 million, respectively, of equity income.
[5]	Building Efficiency - Rest of World segment income for the years ended September 30, 2015, 2014 and 2013 excludes $27 million, $119 million and $70 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Rest of World segment income includes $14 million, $7 million and $21 million, respectively, of equity income.
[6]	Automotive Experience - Seating segment income for the years ended September 30, 2015, 2014 and 2013 excludes $182 million, $29 million and $152 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Seating segment income includes $264 million, $250 million and $287 million, respectively, of equity income.
[7]	Automotive Experience - Interiors segment income for the years ended September 30, 2014 and 2013 excludes $130 million and $560 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Interiors segment income includes $31 million, $35 million and $16 million, respectively, of equity income.
[8]	Power Solutions segment income for the years ended September 30, 2015, 2014 and 2013 excludes $11 million, $16 million and $36 million, respectively, of restructuring and impairment costs. For the years ended September 30, 2015, 2014 and 2013, Power Solutions segment income includes $57 million, $75 million and $68 million, respectively, of equity income.